Cover Page	Nov. 09, 2021	May 04, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Fulton Financial Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	001-39680
Entity Tax Identification Number	23-2195389
Entity Address, Address Line One	One Penn Square,
Entity Address, City or Town	Lancaster,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17602
City Area Code	717
Local Phone Number	291-2411
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0000700564
Amendment Flag		false
Common stock, par value $2.50
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $2.50
Trading Symbol	FULT
Security Exchange Name	NASDAQ
Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FULTP
Security Exchange Name	NASDAQ